Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,219,498
Proposed Maximum Offering Price per Unit	315.775
Maximum Aggregate Offering Price	$ 385,086,980.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 53,180.51
Offering Note	(1) Calculated pursuant to Rules 456(b), 457(c) and 457(r) of the Securities Act of 1933, as amended, or the Securities Act, by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810. (2) Consists of 1,219,498 shares of common stock registered for resale by the selling shareholders named in this prospectus supplement. (3) Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(r) of the Securities Act, and based upon the average of the high and low sales price of a share of the Registrant's common stock as reported by the New York Stock Exchange on July 28, 2026.